UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22078
______________________________________________

Master Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2008

Item 1. Reports to Stockholders.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Semiannual Report
October 31, 2008

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

US government agency obligations—26.06%

Federal Farm Credit Bank
1.030%, due 11/21/08(1)	$94,500,000	$94,499,490

Federal Home Loan Bank
0.855%, due 11/03/08(1)	175,000,000	175,000,000

1.110%, due 11/15/08(1)	90,000,000	90,000,000

2.687%, due 11/18/08(1)	220,000,000	220,000,000

2.599%, due 11/19/08(1)	173,000,000	173,000,000

3.199%, due 11/27/08(1)	350,000,000	350,000,000

2.817%, due 12/10/08(1)	95,000,000	95,000,000

2.400%, due 01/02/09(2)	100,000,000	99,586,667

2.340%, due 04/07/09(2)	102,000,000	100,959,090

2.100%, due 04/09/09(2)	145,000,000	143,655,125

2.500%, due 04/14/09(2)	53,850,000	53,236,708

2.400%, due 05/13/09	140,000,000	139,986,305

2.820%, due 07/10/09	120,000,000	120,000,000

Federal Home Loan Mortgage Corp.*
4.364%, due 11/17/08(1)	32,500,000	32,490,930

2.650%, due 03/10/09(2)	75,000,000	74,287,813

2.800%, due 04/06/09(2)	125,000,000	123,483,333

2.750%, due 04/07/09(2)	125,000,000	123,500,868

2.625%, due 06/12/09	130,000,000	130,000,000

Federal National Mortgage Association*
0.540%, due 11/03/08(1)	200,000,000	200,000,000

3.356%, due 01/28/09(1)	167,500,000	167,464,913

1.840%, due 04/08/09(2)	100,000,000	99,192,444

Total US government agency obligations (cost—$2,805,343,686)		2,805,343,686

Bank notes—4.59%

Banking-non-US—0.79%
Bank of Scotland PLC
3.790%, due 11/03/08(1),(3)	85,000,000	85,000,000

Banking-US—3.80%
US Bank N.A.
2.960%, due 03/10/09	138,000,000	137,997,555

Wachovia Bank N.A. (Charlotte)
4.418%, due 01/05/09(1)	125,000,000	125,000,000

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Bank notes—(concluded)

Banking-US—(concluded)
Wells Fargo Bank N.A.
4.338%, due 11/19/08(1)	$146,500,000	$146,500,000

		409,497,555

Total bank notes (cost—$494,497,555)		494,497,555

Time deposit—1.67%

Banking-non-US—1.67%
KBC Bank NV, Cayman Islands
0.125%, due 11/03/08 (cost—$180,000,000)	180,000,000	180,000,000

Certificates of deposit—12.36%

Banking-non-US—10.54%
Abbey National Treasury Services PLC
2.940%, due 05/22/09	98,500,000	98,500,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
2.810%, due 11/19/08	125,000,000	125,000,000

Barclays Bank PLC
3.020%, due 02/23/09	140,000,000	140,000,000

BNP Paribas
3.180%, due 08/24/09	75,000,000	75,000,000

Calyon N.A., Inc.
3.140%, due 02/20/09	48,700,000	48,702,916

3.170%, due 06/02/09	120,000,000	120,000,000

Deutsche Bank AG
3.414%, due 12/22/08(1)	125,000,000	125,000,000

Norinchukin Bank Ltd.
2.790%, due 11/13/08	150,000,000	150,000,000

Royal Bank of Scotland
2.850%, due 11/06/08	126,000,000	126,000,000

Svenska Handelsbanken
5.139%, due 01/13/09(1)	127,000,000	127,000,000

		1,135,202,916

Banking-US—1.82%
Citibank N.A.
3.300%, due 01/22/09	97,750,000	97,750,000

State Street Bank & Trust Co.
3.750%, due 01/20/09	97,750,000	97,750,000

		195,500,000

Total certificates of deposit (cost—$1,330,702,916)		1,330,702,916

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Commercial paper(2)—31.68%

Asset backed-banking—0.92%
Atlantis One Funding
4.000%, due 12/04/08	$100,000,000	$99,633,333

Asset backed-miscellaneous—22.15%
Amsterdam Funding Corp.
3.900%, due 12/05/08	199,700,000	198,964,438

Atlantic Asset Securitization LLC
4.050%, due 11/06/08	170,000,000	169,904,375

4.000%, due 11/19/08	65,000,000	64,870,000

Barton Capital LLC
4.000%, due 11/04/08	125,000,000	124,958,333

Bryant Park Funding LLC
4.000%, due 11/03/08	80,298,000	80,280,156

4.250%, due 11/12/08	44,000,000	43,942,861

2.750%, due 12/02/08	75,000,000	74,822,396

Chariot Funding LLC
2.650%, due 11/14/08	63,357,000	63,296,371

2.650%, due 11/17/08	45,208,000	45,154,755

2.750%, due 11/18/08	50,000,000	49,935,069

2.650%, due 11/20/08	44,477,000	44,414,794

Falcon Asset Securitization Corp.
4.000%, due 11/14/08	131,000,000	130,810,778

2.650%, due 11/24/08	44,000,000	43,925,506

Jupiter Securitization Co. LLC
2.650%, due 11/24/08	86,000,000	85,854,397

Kitty Hawk Funding Corp.
4.150%, due 01/12/09	100,000,000	99,170,000

Old Line Funding Corp.
4.400%, due 01/09/09	65,000,000	64,451,833

Regency Markets No.1 LLC
2.900%, due 11/17/08	47,760,000	47,698,443

2.800%, due 12/04/08	132,300,000	131,960,430

Sheffield Receivables Corp.
3.850%, due 11/18/08	125,000,000	124,772,743

4.100%, due 12/04/08	75,000,000	74,718,125

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Commercial paper(2)—(concluded)

Asset backed-miscellaneous—(concluded)
Thunderbay Funding
4.200%, due 11/17/08	$50,000,000	$49,906,667

4.500%, due 01/08/09	75,000,000	74,362,500

4.400%, due 01/09/09	75,000,000	74,367,500

Variable Funding Capital Corp.
2.800%, due 12/04/08	100,000,000	99,743,333

Windmill Funding Corp.
3.900%, due 12/05/08	130,700,000	130,218,588

4.150%, due 01/08/09	50,000,000	49,608,056

Yorktown Capital LLC
4.000%, due 12/08/08	47,026,000	46,832,671

3.450%, due 01/23/09	96,655,000	95,886,190

		2,384,831,308

Automobile OEM—0.77%
American Honda Finance Corp.
2.350%, due 12/08/08	43,000,000	42,896,143

2.350%, due 12/09/08	40,000,000	39,900,778

		82,796,921

Banking-US—3.67%
Dexia Delaware LLC
0.740%, due 11/03/08	200,000,000	199,991,778

ING (US) Funding LLC
2.720%, due 11/04/08	95,000,000	94,978,467

Societe Generale N.A., Inc.
2.780%, due 11/14/08	100,000,000	99,899,611

		394,869,856

Brokerage—1.86%
Greenwich Capital Holdings, Inc.
0.500%, due 11/03/08	200,000,000	199,994,444

Consumer products-non durables—1.39%
Procter & Gamble International Funding SCA
1.850%, due 11/19/08	150,000,000	149,861,250

Telecom-wirelines—0.92%
AT&T, Inc.
1.600%, due 12/02/08	99,000,000	98,863,600

Total commercial paper (cost—$3,410,850,712)		3,410,850,712

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

US master note—3.25%

Brokerage—3.25%
Banc of America Securities LLC
0.500%, due 11/03/08(1),(4)
(cost—$350,000,000)	$350,000,000	$350,000,000

Funding agreement—2.42%

Insurance-life—2.42%
Metropolitan Life Insurance Co. of CT
4.283%, due 11/04/08(1),(5)
(cost—$260,000,000)	260,000,000	260,000,000

Short-term corporate obligations—13.02%

Automobile OEM—0.62%
American Honda Finance Corp.
2.910%, due 11/20/08(1),(3)	67,000,000	67,014,948

Banking-non-US—8.48%
ANZ National International Ltd.
3.037%, due 12/10/08(1),(3)	122,000,000	122,000,000

BNP Paribas
3.014%, due 11/13/08(1)	60,000,000	60,000,000

ING Bank NV
3.132%, due 11/24/08(1),(3)	140,000,000	140,000,000

Lloyds TSB Group PLC
3.102%, due 11/07/08(1),(3)	150,000,000	150,000,000

National Australia Bank Ltd.
3.025%, due 12/08/08(1),(3)	54,000,000	54,000,000

Nordea Bank AB
3.891%, due 01/26/09(1),(3)	167,000,000	167,000,000

Rabobank Nederland
2.9925%, due 11/10/08(1),(3)	75,000,000	75,000,000

Westpac Banking Corp.
2.700%, due 04/09/09(3)	145,000,000	145,000,000

		913,000,000

Banking-US—0.93%
HSBC Bank USA, Inc.
5.219%, due 01/14/09(1)	100,000,000	100,000,000

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Short-term corporate obligations—(concluded)

Finance-captive automotive—2.99%
Toyota Motor Credit Corp.
0.800%, due 11/03/08(1)	$140,000,000	$140,000,000

1.270%, due 01/03/09(1)	87,250,000	87,250,000

1.320%, due 11/10/08(1)	95,000,000	95,000,000

		322,250,000

Total short-term corporate obligations (cost—$1,402,264,948)		1,402,264,948

Repurchase agreements—4.68%

Repurchase agreement dated 10/31/08 with
Barclays Bank PLC, 0.200% due 11/03/08,
collateralized by $81,750,000 Federal Home Loan Bank
obligations, 5.375% due 09/30/22, and $170,598,000
Federal Home Loan Mortgage Corp. obligations, 4.125%
due 02/24/11 to 12/21/12; (value—$255,000,506);
proceeds: $250,004,167	250,000,000	250,000,000

Repurchase agreement dated 10/31/08 with
Deutsche Bank Securities, Inc., 0.200% due 11/03/08,
collateralized by $124,235,000 Federal Home Loan Bank
obligations, 4.300% to 5.375% due 11/28/11 to 09/30/22,
$70,000,000 Federal Home Loan Mortgage Corp. obligations,
2.550% due 05/13/09, and $61,710,000 Federal National
Mortgage Association obligations, 4.950% to 5.750%
due 02/13/18 to 04/19/35; (value—$255,000,622);
proceeds: $250,004,167	250,000,000	250,000,000

Repurchase agreement dated 10/31/08 with
State Street Bank & Trust Co., 0.010% due 11/03/08,
collateralized by $4,094,198 US Treasury Bills,
zero coupon due 12/26/08; (value—$4,073,727);
proceeds: $3,990,003	3,990,000	3,990,000

Total repurchase agreements (cost—$503,990,000)		503,990,000

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Number of
	shares	Value

Money market funds(6)—0.00%

BlackRock Liquidity Funds TempFund Institutional Class,
2.868%	33	$33

UBS Private Money Market Fund LLC,(7)
1.669%	165	165

Total money market funds (cost—$198)		198

Total investments (cost—$10,737,650,015 which
approximates cost for federal income tax purposes)—99.73%		10,737,650,015

Other assets in excess of liabilities—0.27%		29,071,269

Net assets—100.00%		$10,766,721,284

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the U.S. Treasury guaranteed the debt issued by these organizations.
(1)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2008 and reset periodically.
(2)	Interest rates shown are the discount rates at date of purchase.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 9.33% of net assets as of October 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)	The security detailed in the table below, which represents 3.25% of net assets, is considered liquid and restricted as of October 31, 2008.

Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net	Value at	of net
security	date(8)	cost	assets	10/31/08	assets

Banc of America
Securities LLC,
0.500%, 11/03/08	10/31/08	$350,000,000	3.25%	$350,000,000	3.25%

(5)	The security detailed in the table below, which represents 2.42% of net assets, is considered illiquid and restricted as of October 31, 2008.

Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net	Value at	of net
security	date(8)	cost	assets	10/31/08	assets

Metropolitan Life
Insurance Co. of CT.,
4.283%, 11/04/08	10/01/08	$260,000,000	2.42%	$260,000,000	2.42%

Prime Master Fund

Statement of net assets—October 31, 2008 (unaudited)

(6)	Rates shown reflect yield at October 31, 2008.
(7)	The table below details Prime Master Fund’s transaction activity in an affiliated issuer during the six months ended October 31, 2008.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		six months	six months		six months
Security	Value at	ended	ended	Value at	ended
description	04/30/08	10/31/08	10/31/08	10/31/08	10/31/08

UBS Private
Money Market
Fund LLC	$234,656,346	$1,932,235,354	$2,166,891,535	$165	$456,922

(8)	Acquisition dates represent most recent reset dates on variable rate securities.
OEM	Original Equipment Manufacturer

Issuer breakdown by country of origin

Percentage of total investments

United States	73.6%

United Kingdom	7.4

Japan	5.6

France	2.8

Sweden	2.7

Netherlands	2.0

Australia	1.9

Belgium	1.7

Germany	1.2

New Zealand	1.1

Total	100%

Weighted average maturity—52 days

See accompanying notes to financial statements

Treasury Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

US government obligations—48.46%

US Cash Management Bills
1.110%, due 04/29/09(1)	$250,000,000	$248,620,208

1.430%, due 06/24/09(1)	150,000,000	148,599,792

US Treasury Bills
0.400%, due 11/28/08(1)	250,000,000	249,925,000

1.940%, due 11/28/08(1)	110,000,000	109,839,950

0.100%, due 12/04/08(1)	41,000,000	40,996,242

0.440%, due 12/04/08(1)	250,000,000	249,899,167

0.550%, due 12/11/08(1)	250,000,000	249,847,222

0.700%, due 12/11/08(1)	500,000,000	499,611,111

0.230%, due 12/18/08(1)	32,000,000	31,990,391

0.250%, due 12/18/08(1)	75,000	74,975

0.300%, due 12/18/08(1)	200,000,000	199,921,667

1.960%, due 12/18/08(1)	140,000,000	139,641,755

2.205%, due 12/26/08(1)	100,000,000	99,663,125

1.560%, due 01/08/09(1)	200,000,000	199,410,667

0.740%, due 01/15/09(1)	500,000,000	499,229,167

0.749%, due 01/15/09(1)	250,000,000	249,609,635

0.990%, due 01/22/09(1)	150,000,000	149,661,750

1.100%, due 01/22/09(1)	50,000,000	49,874,722

1.180%, due 01/29/09(1)	150,000,000	149,562,417

1.070%, due 02/26/09(1)	100,000,000	99,652,250

1.274%, due 03/05/09(1)	150,000,000	149,341,508

1.050%, due 03/19/09(1)	100,000,000	99,597,500

1.380%, due 03/26/09(1)	85,000,000	84,527,542

1.665%, due 03/26/09(1)	100,000,000	99,329,375

1.019%, due 04/09/09(1)	500,000,000	497,748,604

1.640%, due 07/02/09(1)	100,000,000	98,893,000

1.470%, due 08/27/09(1)	125,000,000	123,473,854

1.940%, due 09/24/09(1)	100,000,000	98,237,379

Total US government obligations (cost—$4,916,779,975)		4,916,779,975

Treasury Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Repurchase agreements—51.55%

Repurchase agreement dated 10/31/08 with Banc of
America, 0.100% due 11/03/08, collateralized by
$847,261,400 US Treasury Notes, 4.750% to 6.500%
due 02/28/09 to 02/15/10; (value—$867,000,014);
proceeds: $850,007,083	$850,000,000	$850,000,000

Repurchase agreement dated 10/31/08 with Barclays
Bank PLC, 0.150% due 11/03/08, collateralized
by $84,534,800 US Treasury Bonds, 5.250%
due 02/15/29, $1,091,773,000 US Treasury Bonds
Principal Strips, 8.000% due 11/15/21 and
$641,153,100 US Treasury Notes, 3.875% to 4.500%
due 05/15/17 to 05/15/18; (value—$1,326,000,027);
proceeds: $1,300,016,250	1,300,000,000	1,300,000,000

Repurchase agreement dated 10/31/08 with Deutsche
Bank, 0.100% due 11/03/08, collateralized
by $202,165,225 US Treasury Bills, zero coupon
due 01/15/09, $270,629,443 US Treasury Bonds,
7.250% to 11.750% due 11/15/14 to 03/15/22,
$182,109,082 US Treasury Inflation Index Bonds
1.750% due 01/15/28, $344,564,526 US Treasury
Inflation Index Notes, 2.000% due 01/15/16 and
$228,798,481 US Treasury Notes 4.875% due
07/31/11; (value—$1,306,212,058);
proceeds: $1,280,610,672	1,280,600,000	1,280,600,000

Repurchase agreement dated 10/31/08 with Deutsche
Bank, 0.200% due 11/03/08, collateralized
by $47,360,275 US Treasury Bills, zero coupon
due 01/15/09, $63,399,057 US Treasury Bonds,
7.250% to 11.750% due 11/15/14 to 08/15/22,
$42,661,818 US Treasury Inflation Index Bonds
1.750% due 01/15/28, $80,719,474 US Treasury
Inflation Index Notes, 2.000% due 01/15/16 and
$53,599,519 US Treasury Notes 4.875% due
07/31/11; (value—$306,000,014);
proceeds: $300,005,000	300,000,000	300,000,000

Repurchase agreement dated 10/31/08 with Merrill
Lynch & Co., 0.100% due 11/03/08, collateralized
by $462,091,000 US Treasury Bonds, 6.000% to
12.500% due 08/15/14 to 08/15/26 and $238,304,000
US Treasury Notes, 3.125% to 4.500% due
04/15/09 to 8/15/15; (value—$816,002,801);
proceeds: $800,006,667	800,000,000	800,000,000

Treasury Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/08 with Morgan
Stanley & Co., 0.100% due 11/03/08, collateralized
by $68,002,000 US Treasury Bond Interest Strips, zero
coupon due 11/15/18 to 11/15/19 and $1,685,316,000
US Treasury Bond Principal Strips, 4.500% to 8.000%
due 11/15/21 to 02/15/37; (value—$714,000,302);
proceeds: $700,005,833	$700,000,000	$700,000,000

Repurchase agreement dated 10/31/08 with
State Street Bank & Trust Co., 0.010% due 11/03/08,
collateralized by $70,802 US Treasury Bills,
zero coupon due 12/26/08; (value—$70,448);
proceeds: $69,000	69,000	69,000

Total repurchase agreements (cost—$5,230,669,000)		5,230,669,000

Total investments (cost—$10,147,448,975 which approximates
cost for federal income tax purposes)—100.01%		10,147,448,975

Liabilities in excess of other assets—(0.01)%		(1,375,677)

Net assets—100.00%		$10,146,073,298

(1)	Interest rate shown is the discount rate at date of purchase.

Weighted average maturity—51 days

See accompanying notes to financial statements

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—78.40%

Alabama—0.78%
Jefferson County Sewer Revenue (Capital Improvement Warrants),
Series A (Pre-refunded with US Government
Securities to 02/01/09 @ 101) (FGIC Insured),
5.375%, due 02/01/09	$2,565,000	$2,677,479

5.750%, due 02/01/09	2,125,000	2,151,764

Montgomery Industrial Development Board Pollution Control &
Solid Waste District Refunding (General Electric Co. Project),
0.800%, VRD	20,000,000	20,000,000

		24,829,243

Alaska—2.53%
Valdez Marine Terminal Revenue Refunding
(BP Pipelines, Inc. Project),
0.800%, VRD	6,350,000	6,350,000

Series A,
1.150%, VRD	8,500,000	8,500,000

Series B,
1.150%, VRD	25,000,000	25,000,000

Series C,
1.150%, VRD	31,580,000	31,580,000

Valdez Marine Terminal Revenue Refunding
(Exxon Pipeline Co. Project),
Series A,
0.800%, VRD	1,100,000	1,100,000

Series B,
0.800%, VRD	8,200,000	8,200,000

		80,730,000

Arizona—0.63%
Arizona Board of Regents University Systems Revenue Refunding,
Series A,
1.800%, VRD	6,500,000	6,500,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.),
1.650%, VRD	3,750,000	3,750,000

1.750%, VRD	9,700,000	9,700,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.-Irvington Project),
1.650%, VRD	300,000	300,000

		20,250,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

California—2.56%
California Department of Water Resources Power Supply Revenue,
Series C-9,
1.250%, VRD	$20,100,000	$20,100,000

Oakland-Alameda County Coliseum Authority Lease Revenue
Refunding (Coliseum Project),
Series C-1,
1.800%, VRD	20,513,000	20,513,000

Sacramento Municipal Utility District Electric Revenue Refunding,
Subseries K,
1.400%, VRD	18,600,000	18,600,000

South Placer Wastewater Authority Wastewater Revenue
Refunding,
Series B,
1.250%, VRD	22,500,000	22,500,000

		81,713,000

Colorado—1.11%
Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
2.270%, VRD(1),(2)	12,075,000	12,075,000

Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Board Program),
1.250%, VRD	1,500,000	1,500,000

Series A-4,
1.250%, VRD	500,000	500,000

Series A-5,
1.250%, VRD	2,600,000	2,600,000

Series A-8,
1.250%, VRD	1,075,000	1,075,000

Series A-11,
1.250%, VRD	1,250,000	1,250,000

Series C-6,
1.250%, VRD	5,400,000	5,400,000

Colorado Educational & Cultural Facilities Revenue
(Nature Conservancy),
Series A,
1.500%, VRD	11,100,000	11,100,000

		35,500,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Connecticut—0.71%
Connecticut State Health & Educational Facilities Authority
Revenue (Wesleyan University),
Series D,
1.350%, VRD	$7,000,000	$7,000,000

Connecticut State Health & Educational Facilities Authority
Revenue (Yale University),
Series V-1,
0.700%, VRD	4,100,000	4,100,000

Connecticut State Housing Finance Authority (CIL Realty, Inc.),
1.700%, VRD	1,600,000	1,600,000

Connecticut State (JP Morgan PUTTERs, Series 1170)
(FGIC Insured),
2.320%, VRD(1),(2)	9,925,000	9,925,000

		22,625,000

Delaware—0.52%
Delaware Economic Development Authority Revenue
(Hospital Billing),
Series C,
2.000%, VRD	4,950,000	4,950,000

Delaware State,
Series C,
5.000%, due 07/01/09	6,750,000	6,892,158

Wilmington Revenue (Salesianum School Project),
1.930%, VRD	4,900,000	4,900,000

		16,742,158

District of Columbia—0.53%
District of Columbia Revenue (Pooled Loan Program),
Series A,
1.500%, VRD	7,195,000	7,195,000

District of Columbia,
Series C,
1.800%, VRD	9,640,000	9,640,000

		16,835,000

Florida—0.67%
Escambia County Health Facilities Authority Revenue
(Ascension Health Credit), Series A-2, (Pre-refunded
with US Government Securities to 11/15/09 @ 101),
6.000%, due 11/15/09	3,000,000	3,142,110

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Florida—(concluded)
Jacksonville Health Facilities Authority Hospital Revenue
(Baptist Medical Center Project),
Series B,
1.250%, VRD	$1,000,000	$1,000,000

Jacksonville Health Facilities Authority Hospital Revenue
Refunding (Baptist Medical Center Project),
Series C, (FSA Insured),
0.800%, VRD	4,365,000	4,365,000

JEA Electric System Revenue,
Series Three C-4,
1.400%, VRD	8,185,000	8,185,000

Pinellas County Educational Facilities Authority Revenue
Refunding (Barry University Project),
1.500%, VRD	4,800,000	4,800,000

		21,492,110

Georgia—3.78%
Atlanta Water & Wastewater Revenue,
2.300%, VRD	30,000,000	30,000,000

De Kalb County Development Authority Revenue
(Robert W. Woodruff Arts Center),
2.000%, VRD	3,675,000	3,675,000

Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs, Series 2253) (FSA Insured),
2.570%, VRD(1),(2)	9,750,000	9,750,000

Fulton County Development Authority Revenue
(Children’s Healthcare),
1.800%, VRD	14,000,000	14,000,000

Fulton County Development Authority Revenue
(Robert W. Woodruff Arts Center),
2.000%, VRD	14,740,000	14,740,000

Gainesville & Hall County Hospital Authority Revenue
Anticipation Certificates,
Series E,
1.750%, VRD	8,300,000	8,300,000

Series F,
1.750%, VRD	8,300,000	8,300,000

Glynn County Schools Sales Tax,
5.000%, due 11/01/08	4,300,000	4,300,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Georgia—(concluded)
Metropolitan Atlanta Rapid Transit Authority of Georgia
Sales Tax Revenue,
Series A,
2.500%, VRD	$16,700,000	$16,700,000

Private Colleges & Universities Authority Revenue
(Emory University),
Series A, (Mandatory Put 07/07/09 @100),
1.750%, due 07/07/09	8,000,000	8,000,000

Series C5,
1.800%, VRD	3,000,000	3,000,000

		120,765,000

Idaho—0.46%
Idaho Tax Anticipation Notes,
3.000%, due 06/30/09	14,500,000	14,620,387

Illinois—3.48%
Chicago (JP Morgan PUTTERs, Series 3091),
1.830%, VRD(1),(2)	5,000,000	5,000,000

Chicago Metropolitan Water Reclamation District-Greater
Chicago (Citigroup ROCS, Series RR-II-R-11283),
1.850%, VRD(1),(2)	3,000,000	3,000,000

Chicago O’Hare International Revenue (Third Lien),
Series C,
1.750%, VRD	15,000,000	15,000,000

Chicago Wastewater Transmission Revenue Refunding,
Series C-1,
1.250%, VRD	12,000,000	12,000,000

Cook County Sales Tax Anticipation Notes,
3.000%, due 08/03/09	5,200,000	5,254,586

Illinois Development Finance Authority Revenue
(Evanston Northwestern),
Series B,
1.200%, VRD	2,000,000	2,000,000

Illinois Development Finance Authority Revenue
(St. Vincent De Paul Project),
Series A,
1.000%, VRD	4,360,000	4,360,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)
Illinois Educational Facilities Authority Revenues
(ACI/Cultural Pooled Financing),
1.600%, VRD	$21,990,000	$21,990,000

Illinois Finance Authority Revenue (Advocate Health Care),
Series A-3, (Mandatory Put 04/01/09 @ 100),
1.900%, due 04/01/09	5,665,000	5,665,000

Subseries C2A,
1.440%, VRD	12,500,000	12,500,000

Illinois Finance Authority Revenue (Northwestern
Community Hospital),
Series B,
1.400%, VRD	5,700,000	5,700,000

Illinois Finance Authority Revenue (Northwestern
Memorial Hospital),
Series B-2,
1.250%, VRD	8,100,000	8,100,000

Illinois State (Citigroup ROCS, Series RR-II-R-11295),
1.850%, VRD(1),(2)	4,190,000	4,190,000

Illinois State Sales Tax Revenue (JP Morgan PUTTERs,
Series 445) (FGIC Insured),
2.320%, VRD(1),(2)	6,490,000	6,490,000

		111,249,586

Indiana—1.80%
Bartholomew Consolidated School Corp. Tax Anticipation Warrants,
3.250%, due 12/31/08	4,950,000	4,960,040

Indianapolis Local Public Improvement Bond Bank
(JP Morgan PUTTERs, Series 2080) (MBIA Insured),
2.270%, VRD(1),(2)	4,690,000	4,690,000

Indianapolis Local Public Improvement Bond Bank
(Limited Recourse Notes),
Series F,
4.000%, due 01/12/09	6,250,000	6,260,111

Indiana State Finance Authority Revenue (Ascension Health),
Series CR-E-1,
1.150%, VRD	11,400,000	11,400,000

Series CR-E-3,
1.100%, VRD	16,600,000	16,600,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Indiana—(concluded)
Saint Joseph County Industrial Educational Facilities Revenue
(University of Notre Dame Du Lac Project),
1.250%, VRD	$13,725,000	$13,725,000

		57,635,151

Iowa—0.99%
Hills Health Facilities Revenue (Mercy Hospital Project),
1.480%, VRD	12,245,000	12,245,000

Iowa Higher Education Loan Authority Revenue
(Private College, Des Moines),
1.480%, VRD	9,630,000	9,630,000

Iowa Higher Education Loan Authority Revenue Refunding
(Private College, Des Moines Project),
1.480%, VRD	9,780,000	9,780,000

		31,655,000

Kentucky—1.32%
Christian County Association of County’s Leasing Trust
Lease Program,
Series A,
1.200%, VRD	2,000,000	2,000,000

Kentucky Asset Liability Commission General Fund Revenue
Tax & Revenue Anticipation Notes,
Series A,
3.000%, due 06/25/09	13,000,000	13,100,757

Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
2.250%, VRD	7,000,000	7,000,000

Shelby County Lease Revenue,
Series A,
1.200%, VRD	15,000,000	15,000,000

Williamstown League of Cities Funding Trust Lease Revenue,
Series A,
1.850%, VRD	5,000,000	5,000,000

		42,100,757

Maine—0.28%
Maine Health & Higher Educational Facilities Authority Revenue
(JP Morgan PUTTERs, Series 1973) (AMBAC Insured),
2.270%, VRD(1),(2)	2,995,000	2,995,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Maine—(concluded)
Maine Municipal Bond Bank Refunding,
Series A,
5.000%, due 11/01/08	$6,000,000	$6,000,000

		8,995,000

Maryland—2.06%
Maryland Economic Development Corp. Revenue Refunding
(Howard Hughes Medical),
Series B,
1.200%, VRD	14,000,000	14,000,000

Maryland Health & Higher Educational Facilities Authority
Revenue (John Hopkins University),
Series B,
0.800%, VRD	14,765,000	14,765,000

Maryland Health & Higher Educational Facilities Authority
Revenue (University of Maryland Medical Systems),
Series C,
1.580%, VRD	5,000,000	5,000,000

Montgomery County Bond Anticipation Notes
(Public Improvement),
Series B,
1.900%, VRD	10,100,000	10,100,000

Washington Suburban Sanitation District Bond
Anticipation Notes,
Series A,
2.000%, VRD	14,615,000	14,615,000

Series A-7,
2.000%, VRD	7,500,000	7,500,000

		65,980,000

Massachusetts—7.34%
Bedford Bond Anticipation Notes,
2.500%, due 07/24/09	12,149,000	12,235,882

Massachusetts (Central Artery),
Series A,
1.150%, VRD	10,000,000	10,000,000

Series B,
1.150%, VRD	800,000	800,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(continued)
Massachusetts Development Finance Agency
Revenue (Boston University),
Series U-3,
1.200%, VRD	$5,560,000	$5,560,000

Series U-6B,
1.090%, VRD	7,000,000	7,000,000

Series U-6E,
1.500%, VRD	13,500,000	13,500,000

Massachusetts Development Finance Agency Revenue
(Simmons College),
Series G,
1.250%, VRD	4,500,000	4,500,000

Massachusetts Health & Educational Facilities Authority
Revenue (Citigroup ROCS RR-II-R-11585),
1.760%, VRD(1),(2)	10,000,000	10,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Harvard University),
Series GG-1,
1.000%, VRD	12,000,000	12,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Museum of Fine Arts),
Series A2,
1.050%, VRD	8,700,000	8,700,000

Massachusetts Health & Educational Facilities Authority
Revenue (Northeastern University),
Series T-1, (Mandatory Put 05/14/09 @ 100),
2.250%, due 05/14/09	11,700,000	11,700,000

Series T-3, (Mandatory Put 06/11/09 @ 100),
2.250%, due 06/11/09	7,700,000	7,700,000

Massachusetts Health & Educational Facilities Authority
Revenue (Partners Healthcare Systems),
Series D-1,
0.900%, VRD	19,500,000	19,500,000

Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program),
Series N,
1.450%, VRD	11,000,000	11,000,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority
Revenue (Tufts University),
Series G,
1.550%, VRD	$20,500,000	$20,500,000

Series N-1,
1.500%, VRD	21,000,000	21,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Wellesley College),
Series G,
0.700%, VRD	1,700,000	1,700,000

Massachusetts Revenue Anticipation Notes,
Series B,
4.000%, due 04/30/09	15,000,000	15,131,455

Series C,
4.000%, due 05/29/09	4,000,000	4,040,658

Massachusetts State Refunding,
Series A,
1.450%, VRD	30,000,000	30,000,000

Series B,
1.750%, VRD	8,000,000	8,000,000

		234,567,995

Michigan—2.59%
Kent Hospital Finance Authority Revenue Refunding
(Spectrum Health),
Series B-2,
1.750%, VRD	25,000,000	25,000,000

Michigan State Hospital Finance Authority Revenue
(Ascension Health Senior Credit),
Series B,
1.100%, VRD	9,800,000	9,800,000

Series B-2,
1.100%, VRD	4,000,000	4,000,000

Series B-4,
1.100%, VRD	10,500,000	10,500,000

Series B-6,
1.100%, VRD	10,000,000	10,000,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Michigan—(concluded)
Michigan State Hospital Finance Authority Revenue Refunding
(Mclaren Health Care),
Series B,
1.450%, VRD	$17,050,000	$17,050,000

Oakland County Economic Development Corp. Ltd. Obligation
Revenue (Pontiac Vision Schools Project),
1.500%, VRD	6,545,000	6,545,000

		82,895,000

Minnesota—1.18%
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
1.650%, VRD	1,640,000	1,640,000

Minneapolis & St. Paul Housing & Redevelopment Authority
Health Care Systems (Allina Health),
Series C-1,
1.200%, VRD	7,400,000	7,400,000

Rochester Health Care Facilities Revenue (Mayo Clinic),
Series B,
1.550%, VRD	6,250,000	6,250,000

Series D, (Mandatory Put 03/30/09 @ 100),
1.680%, due 03/30/09	10,000,000	10,000,000

Rochester Health Care Facilities Revenue (Mayo Foundation),
Series B,
1.250%, VRD	5,000,000	5,000,000

University of Minnesota Refunding,
Series A,
1.250%, VRD	7,400,000	7,400,000

		37,690,000

Mississippi—0.43%
Mississippi Business Finance Corp. Gulf Opportunity Zone
(Chevron USA, Inc. Project),
Series B,
0.750%, VRD	4,500,000	4,500,000

Series C,
0.700%, VRD	9,200,000	9,200,000

		13,700,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Missouri—4.16%
Curators University of Missouri Systems Facilities Revenue,
Series B,
0.900%, VRD	$4,700,000	$4,700,000

Missouri Development Finance Board Cultural Facilities
Revenue (Kauffman Center Performing Arts),
Series A,
0.750%, VRD	8,200,000	8,200,000

Missouri Health & Educational Facilities Authority
Revenue (Ascension Health), Series C-2, (Mandatory
Put 03/30/09 @ 100),
1.750%, due 03/03/09	17,500,000	17,500,000

Missouri Health & Educational Facilities Authority
Revenue (Washington University),
Series B,
1.450%, VRD	13,095,000	13,095,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (St. Louis University),
Series A-1,
1.200%, VRD	6,200,000	6,200,000

Series A-2,
1.200%, VRD	13,065,000	13,065,000

Series C,
1.250%, VRD	4,700,000	4,700,000

Missouri State Health & Educational Facilities Authority
Health Facilities Revenue (BJC Health Systems),
Series E,
1.250%, VRD	30,000,000	30,000,000

Missouri State Health & Educational Facilities Authority Health
Facilities Revenue (St. Francis Medical Center),
Series A,
1.480%, VRD	6,570,000	6,570,000

University of Missouri Revenue (System Facilities),
Series A,
1.200%, VRD	23,800,000	23,800,000

Series B,
1.200%, VRD	5,100,000	5,100,000

		132,930,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Montana—0.69%
Forsyth Pollution Control Revenue Refunding (PacifiCorp Project),
1.150%, VRD	$17,500,000	$17,500,000

Montana Facility Finance Authority Revenue (Sisters of Charity),
Series A,
1.250%, VRD	1,800,000	1,800,000

Montana Facility Finance Authority Revenue
(Sisters of Charity Health Systems),
1.760%, VRD	2,900,000	2,900,000

		22,200,000

Nebraska—0.76%
Lancaster County Hospital Authority Health Facilities Revenue
(Immanuel Health System),
Series A,
1.200%, VRD	9,280,000	9,280,000

Lancaster County Hospital Authority No.1 Hospital Revenue
Refunding (Bryanlgh Medical Center),
Series B-1,
1.450%, VRD	10,000,000	10,000,000

Sarpy County Hospital Authority No.1 Health Facilities Revenue
(Immanuel Health Systems),
Series B,
1.200%, VRD	5,050,000	5,050,000

		24,330,000

Nevada—0.47%
Clark County (Citigroup ROCS, Series RR-II R-11507),
1.850%, VRD(1),(2)	2,800,000	2,800,000

Clark County (JP Morgan PUTTERs, Series 3079),
1.830%, VRD(1),(2)	3,400,000	3,400,000

Las Vegas Valley Water District (Water Improvement),
Series B,
1.350%, VRD	8,900,000	8,900,000

		15,100,000

New Hampshire—0.39%
New Hampshire Health & Educational Facilities Authority
Revenue (Dartmouth College),
1.600%, VRD	5,920,000	5,920,000

Series A,
0.450%, VRD	5,200,000	5,200,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

New Hampshire—(concluded)
New Hampshire Health & Educational Facilities Authority
Revenue (Exeter Hospital Obligor Group),
Series B,
1.800%, VRD	$1,335,000	$1,335,000

		12,455,000

New Mexico—0.94%
Bernalillo County Tax & Revenue Anticipation Notes,
3.000%, due 06/30/09	8,000,000	8,065,922

Hurley Pollution Control Revenue Updates (Kennecott Santa Fe),
1.150%, VRD	11,200,000	11,200,000

New Mexico Finance Authority Transportation Revenue
Refunding (Sub Lien),
Subseries B-1,
1.500%, VRD	10,700,000	10,700,000

		29,965,922

New York—1.52%
New York City Municipal Finance Authority Water & Sewer
Systems Revenue (Citigroup ROCS, Series RR-II-R-11264),
1.840%, VRD(1),(2)	4,785,000	4,785,000

New York City Transitional Finance Authority
(New York City Recovery),
Series 3, Subseries 3-E,
1.150%, VRD	10,940,000	10,940,000

Series 3, Subseries 3-F,
1.150%, VRD	3,700,000	3,700,000

New York,
Subseries J-5,
1.200%, VRD	29,300,000	29,300,000

		48,725,000

North Carolina—3.87%
Charlotte Water & Sewer System Revenue,
Series B,
2.750%, VRD	30,000,000	30,000,000

Mecklenburg County Certificates of Participation,
Series A,
1.250%, VRD	23,490,000	23,490,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
Mecklenburg County,
Series B,
2.800%, VRD	$7,270,000	$7,270,000

North Carolina Capital Facilities Finance Agency Educational
Facilities Revenue (Warren Wilson College),
1.500%, VRD	8,500,000	8,500,000

North Carolina (Public Improvement),
Series G,
2.000%, VRD	18,545,000	18,545,000

University of North Carolina Hospital Chapel Hill Revenue,
Series B,
0.800%, VRD	23,985,000	23,985,000

University of North Carolina Revenues (Citigroup ROCS,
Series RR-II-R-11292),
1.850%, VRD(1),(2)	3,085,000	3,085,000

Wake County (School),
Series B,
1.770%, VRD	6,390,000	6,390,000

Wake County,
Series B,
2.800%, VRD	2,300,000	2,300,000

		123,565,000

Ohio—4.29%
Columbus (Citigroup ROCS, Series RR-II-R-11293),
1.850%, VRD(1),(2)	6,000,000	6,000,000

Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456),
1.830%, VRD(1),(2)	2,800,000	2,800,000

Columbus Sewer Revenue,
Series B,
1.560%, VRD	3,530,000	3,530,000

Ohio (Common Schools),
Series D,
1.250%, VRD	20,000,000	20,000,000

Ohio Higher Educational Facilities Commission Revenue
(JP Morgan PUTTERs, Series 3244Z),
1.830%, VRD(1),(2)	3,695,000	3,695,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Ohio—(concluded)
Ohio Higher Educational Facilities Revenue
(Case Western Reserve),
Series A,
1.500%, VRD	$17,000,000	$17,000,000

Series B-1,
1.150%, VRD	2,050,000	2,050,000

Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic),
Series B-3,
1.100%, VRD	16,475,000	16,475,000

Ohio Refunding Infrastructure Improvement,
Series B,
1.250%, VRD	10,000,000	10,000,000

Ohio University General Receipts,
Series B,
1.100%, VRD	39,600,000	39,600,000

Ohio Water Development Authority Pollution Control Facilities
Revenue Refunding (FirstEnergy General Corp.),
Series A,
0.750%, VRD	6,135,000	6,135,000

Ohio Water Development Authority Pollution Control Facilities
Revenue Refunding (FirstEnergy Nuclear),
Series B,
2.350%, VRD	10,000,000	10,000,000

		137,285,000

Oklahoma—0.46%
Oklahoma City Industrial & Cultural Facilities Trust Educational
Facilities Revenue (Oklahoma City University Project),
1.500%, VRD	14,700,000	14,700,000

Oregon—2.86%
Oregon Facilities Authority Revenue (Lewis &
Clark College Project),
Series A,
1.750%, VRD	10,000,000	10,000,000

Oregon Facilities Authority Revenue (Peacehealth),
Series A,
1.350%, VRD	12,785,000	12,785,000

Series B,
1.350%, VRD	11,145,000	11,145,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Oregon—(concluded)
Series D,
1.350%, VRD	$7,000,000	$7,000,000

Oregon Tax Anticipation Notes,
Series A,
3.000%, due 06/30/09	5,000,000	5,042,175

Oregon (Veterans Welfare),
Series 86,
1.900%, VRD	8,310,000	8,310,000

Series 88B,
1.900%, VRD	11,400,000	11,400,000

Oregon,
Series 73 E,
1.350%, VRD	8,225,000	8,225,000

Series 73 G,
1.000%, VRD	17,600,000	17,600,000

		91,507,175

Pennsylvania—2.04%
Allegheny County Higher Education Building Authority
University Revenue (Carnegie Mellon University),
0.750%, VRD	19,800,000	19,800,000

Allegheny County Industrial Development Authority Revenue
(United Jewish Federation),
Series B,
1.680%, VRD	3,365,000	3,365,000

Geisinger Authority Health Systems (Geisinger Health Systems),
Series C,
1.000%, VRD	9,485,000	9,485,000

Pennsylvania Higher Educational Facilities Authority College &
University Revenues (St Joseph’s University),
Series A,
1.700%, VRD	7,830,000	7,830,000

Pennsylvania Higher Educational Facilities Authority Revenue
(St. Joseph’s University),
Series C,
1.720%, VRD	2,550,000	2,550,000

Philadelphia Hospitals & Higher Education Facilities Authority
Revenue (Children’s Hospital Project),
Series A,
1.200%, VRD	1,030,000	1,030,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Series B,
1.200%, VRD	$18,295,000	$18,295,000

Wilkes Barre,
Series B,
1.680%, VRD	2,840,000	2,840,000

		65,195,000

Rhode Island—0.16%
Rhode Island State & Providence Plantations Tax
Anticipation Notes,
3.500%, due 06/30/09	5,000,000	5,042,524

South Carolina—0.15%
South Carolina Jobs-Economic Development Authority
Economic Development Revenue Refunding
(Bon Secours Health),
Series D,
1.800%, due 11/05/08	4,900,000	4,900,000

Tennessee—3.49%
Chattanooga Health Educational & Housing Facility Board
Revenue Refunding (Siskin Rehabilitation Project),
0.800%, VRD	10,520,000	10,520,000

Clarksville Public Building Authority Revenue Pooled
Financing (Tennessee Municipal Bond Fund),
0.800%, VRD	7,725,000	7,725,000

Knox County Health Educational & Housing Facilities Board
Hospital Facilities Revenue (Catholic Healthcare),
Series B,
1.850%, VRD	8,000,000	8,000,000

Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board Revenue
(Vanderbilt University),
Series A,
1.300%, VRD	12,160,000	12,160,000

Montgomery County Public Building Authority Pooled
Financing Revenue (Tennessee County Loan Pool),
0.800%, VRD	48,000,000	48,000,000

Shelby County Public Improvement and School,
Series B,
1.450%, due 11/06/08	25,285,000	25,285,000

		111,690,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Texas—9.78%
Alamo Community College District (Citigroup ROCS),
Series RR-II-R-11406 (BHAC-CR MBIA Insured),
1.950%, VRD(1),(2)	$9,575,000	$9,575,000

Series RR-II-R-883WF (FGIC Insured),
2.100%, VRD(1),(2)	7,750,000	7,750,000

Bryan Independent School District (School Building)
(ABN AMRO MuniTops Certificates Trust,
Series 2007-20) (PSF-GTD),
1.820%, VRD(1),(2)	10,005,000	10,005,000

Dallas Waterworks & Sewer Systems Revenue
(JP Morgan PUTTERs, Series 1800B) (AMBAC Insured),
2.270%, VRD(1),(2)	1,515,000	1,515,000

Harris County Health Facilities Development Corp. Hospital
Revenue Refunding (Texas Children’s Hospital),
Series 3,
2.100%, VRD	4,970,000	4,970,000

Harris County Health Facilities Development Corp. Revenue
Refunding (Methodist Hospital Systems),
Series A-1,
1.100%, VRD	8,500,000	8,500,000

Harris County Health Facilities Development Corp. Revenue
Refunding (St. Luke’s Espiscopal),
Series A,
1.780%, VRD	10,000,000	10,000,000

Houston Higher Education Finance Corp. Higher Education
Revenue Refunding (Rice University Project),
Series A,
1.500%, VRD	4,770,000	4,770,000

Series B,
1.550%, VRD	6,700,000	6,700,000

Lower Neches Valley Authority Industrial Development
Corp. Exempt Facilities Revenue Refunding
(ExxonMobil Project),
Series A,
0.900%, VRD	5,620,000	5,620,000

Manor Independent School District (Citigroup ROCS,
Series RR-II-R-11178) (PSF-GTD),
1.850%, VRD(1),(2)	4,920,000	4,920,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
Northwest Independent School District (Citigroup ROCS,
Series RR-II-R-11220) (PSF-GTD),
1.850%, VRD(1),(2)	$3,585,000	$3,585,000

Port Arthur Navigation District Refunding (Texaco, Inc. Project),
0.750%, VRD	20,500,000	20,500,000

San Antonio Electric & Gas (JP Morgan PUTTERs, Series 2503),
1.830%, VRD(1),(2)	4,290,000	4,290,000

San Antonio Electric & Gas (Systems-Junior Lien),
2.050%, VRD	4,000,000	4,000,000

Southwest Higher Education Authority, Inc.
(Southern Methodist University),
1.250%, VRD	5,715,000	5,715,000

Tarrant County Cultural Education Facilities Finance
Corp. Revenue (Texas Health Resources),
Series B,
1.550%, VRD	5,325,000	5,325,000

Series E,
1.650%, VRD	4,525,000	4,525,000

Texas (Citigroup ROCS, Series RR-II-R-11184),
1.850%, VRD(1),(2)	6,215,000	6,215,000

Texas (JP Morgan PUTTERs),
Series 2337,
1.830%, VRD(1),(2)	685,000	685,000

Series 2481,
1.830%, VRD(1),(2)	2,195,000	2,195,000

Series 2491,
1.830%, VRD(1),(2)	2,285,000	2,285,000

Series 2492,
1.830%, VRD(1),(2)	4,300,000	4,300,000

Series 2615,
1.830%, VRD(1),(2)	8,400,000	8,400,000

Series 2618,
1.830%, VRD(1),(2)	4,695,000	4,695,000

Series 3238,
1.830%, VRD(1),(2)	2,165,000	2,165,000

Texas Multi-Mode-Mobility Fund,
Series B,
1.400%, VRD	2,500,000	2,500,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
Texas State (Bank of America Austin Certificates,
Series 2008-1053),
1.820%, VRD(1),(2)	$6,670,000	$6,670,000

Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
1.830%, VRD(1),(2)	4,000,000	4,000,000

Texas Tax & Revenue Anticipation Notes,
3.000%, due 08/28/09	85,000,000	85,957,247

Travis County Certificates of Obligation,
3.500%, due 03/01/09	2,450,000	2,462,291

Tyler Health Facilities Development Corp. Hospital Revenue
(Mother Frances Hospital),
Series B,
1.500%, VRD	13,100,000	13,100,000

University of Texas University Revenues (Financing Systems),
Series B,
1.000%, VRD	11,730,000	11,730,000

Series B,
1.200%, VRD	23,200,000	23,200,000

University of Texas University Revenues Refunding
(Financing Systems),
Series B,
1.150%, VRD	9,785,000	9,785,000

		312,609,538

Utah—0.52%
Jordan School District (Pre-refunded with US Government
Securities to 12/15/08 @ 100),
5.000%, due 12/15/08	2,000,000	2,007,378

Murray City Hospital Revenue (IHC Health Services, Inc.),
Series A,
1.250%, VRD	880,000	880,000

Weber County Hospital Revenue (IHC Health Services),
Series C,
1.250%, VRD	13,800,000	13,800,000

		16,687,378

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Vermont—0.30%
Vermont Educational & Health Buildings Financing Agency
Revenue (Middlebury College Project),
Series A,
3.400%, VRD	$9,605,000	$9,605,000

Virginia—2.06%
Hanover County Economic Development Authority Revenue
Refunding (Bon Secours Health),
Series D-1,
1.800%, VRD	4,900,000	4,900,000

Loudoun County Industrial Development Authority Revenue
(Howard Hughes Medical),
Series D,
1.200%, VRD	3,325,000	3,325,000

Norfolk Economic Development Authority Revenue Refunding
(Bon Secours Health),
Series D-2,
1.440%, VRD	4,800,000	4,800,000

Virginia Small Business Financing Authority Revenue Refunding
(Children’s Hospital Kings),
2.300%, VRD	30,000,000	30,000,000

Virginia Small Business Financing Authority Revenue
(Virginia Museum of Fine Arts Foundation),
2.300%, VRD	22,675,000	22,675,000

		65,700,000

Washington—3.12%
Central Puget Sound Regional Transportation Authority Sales &
Use Tax Revenue (JP Morgan PUTTERs),
Series 2482, (FSA Insured),
2.570%, VRD(1),(2)	6,595,000	6,595,000

Series 2643Z,
1.830%, VRD(1),(2)	4,995,000	4,995,000

Central Puget Sound Regional Transportation Authority
Sales Tax & Motor (JP Morgan PUTTERs,
Series 2433) (FGIC Insured),
2.070%, VRD(1),(2)	8,985,000	8,985,000

Energy Northwest Electric Revenue (JP Morgan PUTTERs,
Series 1282) (AMBAC-TCRs Insured),
2.270%, VRD(1),(2)	14,150,000	14,150,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(continued)

Washington—(concluded)
King County Sewer Revenue (Junior Lien),
Series A,
1.750%, VRD	$7,280,000	$7,280,000

Seattle Water System Revenue (Morgan Stanley Floater
Certificates, Series 2170) (FSA Insured),
1.600%, VRD(1),(2)	5,085,000	5,085,000

University of Washington University Revenues (Bank of America
Austin Certificates, Series 2007-1016) (AMBAC Insured),
3.320%, VRD(1),(2)	5,000,000	5,000,000

Washington Health Care Facilities Authority Revenue
(Peacehealth),
Series B,
1.350%, VRD	3,000,000	3,000,000

Washington Health Care Facilities Authority Revenue
(Swedish Health Services),
1.580%, VRD	13,000,000	13,000,000

Washington Housing Finance Commission Nonprofit
Revenue (YMCA Tacoma Pierce County Project),
1.480%, VRD	7,585,000	7,585,000

Washington Motor Vehicle Fuel Tax,
Series B,
5.000%, due 07/01/09	5,810,000	5,935,394

Washington State (Citigroup ROCS,
Series RR-II-R-11298) (FSA Insured),
2.340%, VRD(1),(2)	4,985,000	4,985,000

Series RR-II-R-12220,
1.840%, VRD(1),(2)	4,800,000	4,800,000

Washington State Housing Finance Commission Nonprofit
Housing Revenue (Franke Tobey Jones Project),
1.150%, VRD	900,000	900,000

Washington State Housing Finance Commission Nonprofit
Housing Revenue (Rockwood Retirement Communities),
1.150%, VRD	7,300,000	7,300,000

		99,595,394

Wisconsin—0.29%
Oneida Tribe of Indians Health Facility Revenue,
1.500%, VRD	5,880,000	5,880,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Municipal bonds and notes—(concluded)

Wisconsin—(concluded)
Wisconsin Clean Water Revenue (JP Morgan PUTTERs,
Series 2531),
1.830%, VRD(1),(2)	$3,510,000	$3,510,000

		9,390,000

Wyoming—0.33%
Sweetwater County Pollution Control Revenue Refunding
(PacifiCorp Project),
Series A,
1.490%, VRD	3,700,000	3,700,000

Series B,
1.150%, VRD	600,000	600,000

Uinta County Pollution Control Revenue Refunding
(AMOCO Project),
0.800%, VRD	6,200,000	6,200,000

		10,500,000

Total municipal bonds and notes (cost—$2,506,248,318)		2,506,248,318

Tax-exempt commercial paper—8.77%

Arizona—1.17%
Montgomery County,
1.710%, due 12/11/08	6,000,000	6,000,000

Phoenix Civic Improvement Corp. Water Systems,
1.750%, due 12/08/08	16,000,000	16,000,000

Salt River Agricultural Improvement,
1.650%, due 12/01/08	6,475,000	6,475,000

1.710%, due 12/11/08	9,000,000	9,000,000

		37,475,000

California—0.41%
Riverside County Transportation,
4.000%, due 11/04/08	13,000,000	13,000,000

Connecticut—0.21%
Yale University,
2.000%, due 12/10/08	6,640,000	6,640,000

Florida—0.15%
Kissimmee Utility Authority,
2.300%, due 11/05/08	4,800,000	4,800,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Tax-exempt commercial paper—(continued)

Illinois—0.19%
Illinois Educational Facilities Authority Revenue,
2.100%, due 12/31/08	$6,000,000	$6,000,000

Maryland—0.94%
Baltimore County,
2.400%, due 11/06/08	30,000,000	30,000,000

Massachusetts—0.38%
Boston Water & Sewer,
2.000%, due 11/17/08	4,600,000	4,600,000

Massachusetts Water Authority,
3.750%, due 11/07/08	7,500,000	7,500,000

		12,100,000

Minnesota—0.47%
Mayo Clinic,
1.750%, due 12/09/08	15,000,000	15,000,000

Nebraska—0.16%
Omaha Public Power District,
1.530%, due 11/13/08	5,000,000	5,000,000

Ohio—0.74%
Case Western University,
1.750%, due 12/09/08	13,800,000	13,800,000

Cleveland Clinic,
2.100%, due 12/04/08	10,000,000	10,000,000

		23,800,000

South Carolina—0.38%
South Carolina Public Service,
1.680%, due 12/11/08	12,090,000	12,090,000

Tennessee—0.59%
Tennessee State School Bond Authority,
1.580%, due 12/01/08	10,000,000	10,000,000

2.250%, due 12/10/08	9,000,000	9,000,000

		19,000,000

Texas—2.15%
City of Houston,
1.550%, due 11/10/08	10,000,000	10,000,000

Dallas Water & Sewer,
2.200%, due 01/28/09	14,384,000	14,384,000

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

	Face
	amount	Value

Tax-exempt commercial paper—(concluded)

Texas—(concluded)
Harris County Flood District,
1.800%, due 11/13/08	$11,550,000	$11,550,000

2.500%, due 11/13/08	1,350,000	1,350,000

Harris County Toll Road,
2.050%, due 11/10/08	3,000,000	3,000,000

Houston Combined Utility System,
1.700%, due 12/02/08	13,500,000	13,500,000

University of Texas,
1.700%, due 12/08/08	5,000,000	5,000,000

1.750%, due 12/10/08	10,000,000	10,000,000

		68,784,000

Vermont—0.39%
University of Vermont,
3.000%, due 12/08/08	6,265,000	6,265,000

3.000%, due 12/10/08	6,325,000	6,325,000

		12,590,000

Washington—0.44%
King County Sewer Revenue,
1.600%, due 11/06/08	6,400,000	6,400,000

Port of Seattle,
3.750%, due 11/07/08	7,500,000	7,500,000

		13,900,000

Total tax-exempt commercial paper (cost—$280,179,000)		280,179,000

	Number of
	shares

Money market funds(3)—7.16%

AIM Tax Free Investments,
1.700%	110,000,000	110,000,000

Blackrock Provident Municipal Fund,
1.882%	119,000,000	119,000,000

Total money market funds (cost—$229,000,000)		229,000,000

Total investments (cost—$3,015,427,318 which approximates
cost for federal income tax purposes)—94.33%		3,015,427,318

Other assets in excess of liabilities—5.67%		181,347,205

Net assets—100.00%		$3,196,774,523

Tax-Free Master Fund

Statement of net assets—October 31, 2008 (unaudited)

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 7.38% of net assets as of October 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
(3)	Rates shown reflect yield at October 31, 2008.
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GTD	Guaranteed
MBIA	MBIA, Inc.
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2008 and reset periodically.

Weighted average maturity—40 days

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)
As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2008 to October 31, 2008.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs - for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning	Ending	Expenses paid
	account value	account value	during period(1)	Expense ratio
	May 1,	October 31,	05/01/08 to	during the
	2008	2008	10/31/08	period

Actual	$1,000.00	$1,013.40	$0.51	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund

	Beginning	Ending	Expenses paid
	account value	account value	during period(1)	Expense ratio
	May 1,	October 31,	05/01/08 to	during the
	2008	2008	10/31/08	period

Actual	$1,000.00	$1,008.00	$0.51	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund

	Beginning	Ending	Expenses paid
	account value	account value	during period(1)	Expense ratio
	May 1,	October 31,	05/01/08 to	during the
	2008	2008	10/31/08	period

Actual	$1,000.00	$1,010.90	$0.00	0.00%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,025.21	0.00	0.00

(1)	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/08	04/30/08

Weighted average maturity(1)	52 days	51 days

Net assets (bln)	$10.8	$13.9

Portfolio composition(2)	10/31/08	04/30/08

Commercial paper	31.6%	41.3%

US government agency obligations	26.1	14.7

Short-term corporate obligations	13.0	13.6

Certificates of deposit	12.4	14.3

Repurchase agreements	4.7	8.6

Bank notes	4.6	1.6

US master note	3.3	2.2

Funding agreement	2.4	1.1

Time deposit	1.7	2.3

Money market funds	0.0 (3)	9.1

Other assets less liabilities	0.2	(8.8)

Total	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/08	04/30/08

Weighted average maturity(1)	51 days	17 days

Net assets (bln)	$10.1	$6.7

Portfolio composition(2)	10/31/08	04/30/08

Repurchase agreements	51.5%	74.8%

US government obligations	48.5	25.2

Total	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/08	04/30/08

Weighted average maturity(1)	40 days	23 days

Net assets (bln)	$3.2	$2.6

Portfolio composition(2)	10/31/08	04/30/08

Municipal bonds and notes	78.4%	74.2%

Tax-exempt commercial paper	8.8	17.6

Money market funds	7.2	7.3

Other assets less liabilities	5.6	0.9

Total	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of operations
For the six months ended
October 31, 2008
(unaudited)

Prime Master Fund
Investment income:
Interest	$191,914,752

Securities lending income (includes $456,922 earned from an affiliated entity)	1,319,960

193,234,712

Expenses:
Investment advisory and administration fees	7,022,902

Trustees’ fees	29,010

Net expenses	7,051,912

Net investment income	186,182,800

Net realized loss from investment activities	(1,509,390)

Net increase in net assets resulting from operations	$184,673,410

Treasury Master Fund
Investment income:
Interest	$54,321,661

Securities lending income	230,261

54,551,922

Expenses:
Investment advisory and administration fees	3,524,629

Trustees’ fees	21,534

3,546,163

Less: Fee waiver by advisor	(3,862)

Net expenses	3,542,301

Net investment income	51,009,621

Net realized gain from investment activities	3,665

Net increase in net assets resulting from operations	$51,013,286

Tax-Free Master Fund
Investment income:
Interest	$35,547,050

Expenses:
Investment advisory and administration fees	1,639,023

Trustees’ fees	11,854

Interest expense	309

1,651,186

Less: Fee waiver by advisor	(1,652,153)

Net expenses	(967)

Net investment income	35,548,017

Net realized gain from investment activities	98,320

Net increase in net assets resulting from operations	$35,646,337

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of changes in net assets
	For the six
	months ended	For the period
	October 31, 2008	August 28, 2007(1) to
	(unaudited)	April 30, 2008

Prime Master Fund

From operations:
Net investment income	$186,182,800	$351,483,841

Net realized gain (loss) from investment activities	(1,509,390)	2,834

Net increase in net assets resulting from operations	184,673,410	351,486,675

Net increase (decrease) in net assets from beneficial interest transactions	(3,366,052,985)	13,596,614,184

Net increase (decrease) in net assets	(3,181,379,575)	13,948,100,859

Net assets:
Beginning of period	13,948,100,859	—

End of period	$10,766,721,284	$13,948,100,859

Treasury Master Fund

From operations:
Net investment income	$51,009,621	$88,797,304

Net realized gains from investment activities	3,665	392,560

Net increase in net assets resulting from operations	51,013,286	89,189,864

Net increase in net assets from beneficial interest transactions	3,383,676,055	6,622,194,093

Net increase in net assets	3,434,689,341	6,711,383,957

Net assets:
Beginning of period	6,711,383,957	—

End of period	$10,146,073,298	$6,711,383,957

Tax-Free Master Fund

From operations:
Net investment income	$35,548,017	$33,034,582

Net realized gains from investment activities	98,320	324,901

Net increase in net assets resulting from operations	35,646,337	33,359,483

Net increase in net assets from beneficial interest transactions	519,012,627	2,608,756,076

Net increase in net assets	554,658,964	2,642,115,559

Net assets:
Beginning of period	2,642,115,559	—

End of period	$3,196,774,523	$2,642,115,559

(1)	Commencement of operations.

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Financial highlights
	For the six
	months ended		For the period
	October 31, 2008		August 28, 2007(1) to
	(unaudited)		April 30, 2008

Prime Master Fund

Ratios/supplemental data:
Net assets, end of period (000s)	$10,766,721		$13,948,101

Expenses to average net assets	0.10	%(2)	0.10	%(2)

Net investment income to average net assets	2.64	%(2)	4.28	%(2)

Treasury Master Fund

Ratios/supplemental data:
Net assets, end of period (000s)	$10,146,073		$6,711,384

Expenses to average net assets, net of fee waivers by advisor	0.10	%(2)	0.10	%(2)

Expenses to average net assets, before fee waivers by advisor	0.10	%(2)	0.10	%(2)

Net investment income to average net assets	1.44	%(2)	2.96	%(2)

Tax-Free Master Fund

Ratios/supplemental data:
Net assets, end of period (000s)	$3,196,775		$2,642,116

Expenses to average net assets, net of fee waivers by advisor	0.00	%(2),(3)	0.00	%(2),(3)

Expenses to average net assets, before fee waivers by advisor	0.10	%(2)	0.10	%(2)

Net investment income to average net assets	2.15	%(2)	2.73	%(2)

(1)	Commencement of operations.
(2)	Annualized.
(3)	Amount represents less than 0.005%.

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust (the “Master Trust”), an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Master Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Master Trust’s Board

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Master Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Master Funds’ own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of October 31, 2008 in valuing the Master Funds’ assets:

Prime Master Fund

Measurements at 10/31/08

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	assets	inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Assets:
Securities	$—	$10,477,650,015	$260,000,000	$10,737,650,015

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

The following is a rollforward of the Fund’s assets that were using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)
Securities

Assets:
Beginning balance	$—

Accrued discounts/(premiums)	—

Total gains or losses (realized/unrealized) included in earnings	—

Purchases, sales, issuances and settlements (net)	$125,000,000

Transfers in and/or out of Level 3	135,000,000

Ending balance	$260,000,000

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at 10/31/08	$—

Treasury Master Fund

Measurements at 10/31/08

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	assets	inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Assets:
Securities	$—	$10,147,448,975	$—	$10,147,448,975

Tax-Free Master Fund

Measurements at 10/31/08

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	assets	inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Assets:
Securities	$—	$3,015,427,318	$—	$3,015,427,318

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds might suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At October 31, 2008, UBS Global AM owed Tax-Free Master Fund $6,822 for the independent trustees fees.

UBS Global AM is reimbursing the Master Funds for compensating balances earned on the cash balances held by the Master Funds with their custodian (which otherwise would offset expenses UBS Global AM is obligated to pay on the Master Funds’ behalf). At October 31, 2008, UBS Global AM owed Treasury Master Fund and Tax-Free Master Fund $3,862 and $1,276, respectively, for compensating balances. For the six months ended October 31, 2008, UBS Global AM reimbursed Treasury Master Fund and Tax-Free Master Fund $3,862 and $1,276, respectively.

UBS Global AM has voluntarily agreed to waive its entire fee for advisory and administration services provided to Tax-Free Master Fund (approximately 0.10%) through November 30, 2008.For the six months ended October 31, 2008, UBS Global AM voluntarily waived $1,650,877.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Additional information regarding compensation to affiliate of a Board member
Professor Meyer Feldberg holds the position of senior advisor to Morgan Stanley, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Master Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2008, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Prime Master Fund	$2,449,740,916

Treasury Master Fund	132,715,000,000

Tax-Free Master Fund	1,183,545,724

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers had been approved as borrowers under each Master Fund’s securities lending program. UBS Securities LLC was the Master Funds’ lending agent. For the six months ended October 31, 2008, UBS Securities LLC earned $176,506 and $31,804, in compensation from Prime Master Fund and Treasury Master Fund, respectively, as the Master Fund’s lending agent. At October 31, 2008, Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund did not have any securities on loan. Subsequent to the end of the fiscal period covered by this report, UBS Securities LLC exited the securities lending business, and State Street Bank and Trust Company became the Master Funds’ securities lending agent.

Bank line of credit
Tax-Free Master Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of Tax-Free Master Fund at the request of the shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest will be charged to Tax-Free Master Fund at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. For the six months ended October 31, 2008, Tax-Free Master Fund had an average daily amount of outstanding borrowings of $2,120,159 for 2 days with a related weighted average annualized interest rate of 2.62%, which resulted in $309 of interest expense.

Other liabilities
At October 31, 2008, the Master Funds had the following liabilities outstanding*:

Payable for
investments
purchased

Prime Master Fund	$198

* Excludes investment advisory and administration fees.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements (unaudited)

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code, therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Beneficial interest transactions

	For the	For the
	six months ended	period ended
Prime Master Fund	October 31, 2008	April 30, 2008*

Contributions	$11,672,587,307	$28,835,187,449

Withdrawals	(15,038,640,292)	(15,238,573,265)

Net increase (decrease) in beneficial interest	$(3,366,052,985)	$13,596,614,184

	For the	For the
	six months ended	period ended
Treasury Master Fund	October 31, 2008	April 30, 2008*

Contributions	$10,603,983,836	$11,602,791,250

Withdrawals	(7,220,307,781)	(4,980,597,157)

Net increase in beneficial interest	$3,383,676,055	$6,622,194,093

	For the	For the
	six months ended	period ended
Tax-Free Master Fund	October 31, 2008	April 30, 2008*

Contributions	$3,077,771,517	$5,538,506,447

Withdrawals	(2,558,758,890)	(2,929,750,371)

Net increase in beneficial interest	$519,012,627	$2,608,756,076

* The Master Fund commenced operations on August 28, 2007.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

At a meeting of the board of Master Trust on July 16, 2008, the members of the board, including the trustees who are not “interested persons” of Master Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (“1940 Act”), approved a Management Contract between UBS Global AM and Master Trust with respect to Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”), and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”).

In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the management arrangements for the Master Funds. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the contract. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees met in session with their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of management agreements.

In its consideration of the approval of the Management Contract, the board considered the following factors:

Nature, extent and quality of the services under the management contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS Global AM under the Management Contract during the past year (or since inception period in the case of Tax-Free Master). The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Master Funds and corresponding “feeder funds” that invest in the Master Funds (the “Feeder Funds”).

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Master Funds and the Feeder Funds, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for day-to-day portfolio management and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it is a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had well over $100 billion in assets under management and was part of the UBS Global Asset Management Division, which had well over $700 billion of assets under management worldwide as of March 2008. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past year involving UBS AG, UBS Global AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays a management and administration fee (the “Contractual Management Fee”) to UBS Global AM, and in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee, as defined below, and the Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”). The board also received and considered information comparing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of management fees for UBS funds generally, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts, but in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and, therefore, were not comparable. In addition, the board received information on fees charged to other mutual funds managed by UBS Global AM.

Taking all of the above into consideration, the board determined that the management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of the services provided and proposed to be provided to each Master Fund under the Management Contract.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

Fund performance—In considering each Master Fund’s performance, the board received and considered, with respect to those existing Feeder Funds with performance records, (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three- and five-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2008 and (b) annualized performance information for each year since inception ended April 30, 2008. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Based on its review, the Board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Master Funds, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Board approval of management contract (unaudited)

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of potential economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other potential benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative, and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates might receive were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract.

In making its decision, the board identified no single factor as being determinative in approving the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed approval of the Management Contract in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

(This page has been left blank intentionally)

(This page has been left blank intentionally)

(This page has been left blank intentionally)

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© 2008 UBS Global Asset Management (Americas) Inc. All rights reserved.

UBS Global Asset Management (Americas) Inc. 51 West 52nd Street New York, New York 10019-6114
PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

(a)	(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	January 9, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 9, 2009